Consolidated Statement of Cash Flows - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Cash flows from operating activities
Profit Before Tax	$ 1,896	$ 899
Finance income and expense	588	632
Share of after-tax losses of associates and joint ventures	20	59
Depreciation, amortisation and impairment	1,551	1,403
Increase in working capital and short-term provisions	(780)	(634)
Gains on disposal of intangible assets	(411)	(590)
Fair value movements on contingent consideration arising from business combinations	(44)
Non-cash and other movements	(511)	(177)
Cash generated from operations	2,309	1,592
Interest paid	(338)	(378)
Tax paid	(792)	(723)
Net cash inflow from operating activities	1,179	491
Cash flows from investing activities
Payment of contingent consideration from business combinations	(353)	(368)
Purchase of property, plant and equipment	(370)	(438)
Disposal of property, plant and equipment	67	27
Purchase of intangible assets	(983)	(1,296)
Disposal of intangible assets	474	1,071
Movement in profit participation liability		150
Purchase of non-current asset investments	(119)	(7)
Disposal of non-current asset investments	949	18
Movement in short-term investments, fixed deposits and other investing instruments	463	21
Payments to associates and joint ventures	(8)	(39)
Interest received	37	72
Net cash inflow/(outflow) from investing activities	157	(789)
Net cash inflow/(outflow) before financing activities	1,336	(298)
Cash flows from financing activities
Proceeds from issue of share capital	9	3,495
Issue of loans		500
Repayment of loans		(500)
Dividends paid	(2,398)	(2,432)
Hedge contracts relating to dividend payments	(93)	26
Repayment of obligations under leases	(107)	(84)
Movement in short-term borrowings	1,353	(64)
Net cash (outflow)/inflow from financing activities	(1,236)	941
Net increase in cash and cash equivalents in the period	100	643
Cash and cash equivalents at the beginning of the period	5,223	4,671
Exchange rate effects	(18)	16
Cash and cash equivalents at the end of the period	5,305	5,330
Cash and cash equivalents	5,673	5,428
Overdrafts	$ (368)	$ (98)